Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 53,758	€ 67,420	€ 102,990
Cost of sales	(124,366)	(183,993)	(238,195)
Selling and distribution expenses	(3,912)	(2,817)	(1,743)
Research and development expenses	(115,724)	(62,550)	(815,907)
General and administrative expenses	(91,758)	(104,178)	(100,402)
Income from release of governmental contract liabilities			574,502
Other operating income	9,151	37,932	67,702
Other operating expenses	(1,356)	(1,271)	(1,210)
Operating loss	(274,207)	(249,457)	(412,263)
Finance income	16,731	4,009	10,103
Finance expenses	(2,493)	(3,707)	(10,338)
Loss before income tax	(259,969)	(249,155)	(412,498)
Income tax benefit/ (expense)	(198)	126	782
Net loss for the period	(260,167)	(249,029)	(411,716)
Other comprehensive income:
Foreign currency adjustments	72	(105)	(91)
Total comprehensive loss for the period	€ (260,095)	€ (249,134)	€ (411,807)
Net loss per share basic (in dollars per share)	€ (1.18)	€ (1.32)	€ (2.21)
Net loss per share diluted (in dollars per share)	€ (1.18)	€ (1.32)	€ (2.21)